Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 18, 2021	Jun. 30, 2021
Equity (Details) [Line Items]
Registered offering price (in Dollars)	$ 9,750
Offering expenses (in Dollars)	$ 527
Pre-funded warrants		260,000
Warrant purchase price per share (in Dollars per share)		$ 1.999
Warrant		3,090,900
Warrants exercised		3,090,900
Warrants exercise price (in Dollars)		$ 3,700
American Depositary Shares [Member]
Equity (Details) [Line Items]
Shares issued		4,615,000
Purchase price per share (in Dollars per share)		$ 2
Shares purchase price per share (in Dollars per share)		$ 0.001